Fees Summary	Apr. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 48,401,000
Previously Paid Amount	0.00
Total Fee Amount	6,684.18
Total Offset Amount	0.00
Net Fee	6,684.18
Narrative - Max Aggregate Offering Price	$ 48,401,000
Final Prospectus	true